Related Party Transaction (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Proceeds from related party advances	$ 52,500
Loans payable- related party	62,500	$ 10,000
Lori Glauser [Member]
Proceeds from related party advances	52,500
Newport Commercials Advisors [Member]
Consulting fees	$ 14,000
consulting fee as minority charges in pencentage	100.00%
Libra Wellness Center, LLC [Member]
Consulting fees	$ 4,500
consulting fee as minority charges in pencentage	4.00%